Investments - Investment Related Losses, Net (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Gain (Loss) on Securities [Line Items]
Gross gains on sales	$ 14	$ 55	$ 1	$ 2
Gross losses on sales	(20)	(8)	(194)	(532)
Net realized gain/loss on other disposals	0	0	(12)	0
Net realized investment related gains (losses) on available-for-sale debt securities	(6)	47	(205)	(530)
Provision for credit losses on fixed maturities, available-for-sale	0	0	(16)	(1)
Net realized investment related gains (losses) on equity securities	19	0	12	5
Gain (loss) on derivatives	(58)	(299)	(728)	717
Investment and derivative related losses, net	(50)	(242)	(929)	(76)
Embedded derivatives
Gain (Loss) on Securities [Line Items]
Gain (loss) on derivatives	15	80	198	1,014
Embedded derivatives | Not Designated as Hedging Instrument
Gain (Loss) on Securities [Line Items]
Gain (loss) on derivatives				1,014
Freestanding Derivatives
Gain (Loss) on Securities [Line Items]
Gain (loss) on derivatives	(73)	(379)	(926)	(297)
Freestanding Derivatives | Not Designated as Hedging Instrument
Gain (Loss) on Securities [Line Items]
Gain (loss) on derivatives			(926)	(297)
Fixed indexed annuities hedge program
Gain (Loss) on Securities [Line Items]
Gain (loss) on derivatives	0	0	22	(247)
Other investments
Gain (Loss) on Securities [Line Items]
Other, net	(2)	4	(25)	12
Mortgage loans
Gain (Loss) on Securities [Line Items]
Current period provision (release)	0	6	(11)	(3)
Fixed maturities
Gain (Loss) on Securities [Line Items]
Change in fair value, FVO	0	0	(11)	(21)
Equity securities
Gain (Loss) on Securities [Line Items]
Change in fair value, FVO	(3)	0	(8)	(24)
Investment funds
Gain (Loss) on Securities [Line Items]
Change in fair value, FVO	$ 0	$ 0	$ 41	$ 16